Cover	May 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2025
Entity File Number	0-19655
Entity Registrant Name	TETRA TECH, INC.
Entity Central Index Key	0000831641
Entity Tax Identification Number	95-4148514
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3475 East Foothill Boulevard
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91107
City Area Code	626
Local Phone Number	351-4664
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TTEK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false